Note 10 - Net Restructuring Expense by Division (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Restructuring Expense by Division
Provisions for restructuring	€ 248	€ 582	€ 676